SCUDDER
                                                                     INVESTMENTS


Income Funds II

Scudder Income Fund

Supplement to the fund's currently effective prospectus
CLASS I SHARES
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Scudder Income Fund currently offers six classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the fund's Class A, B and C prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. In addition, the fund offers Class S and Class AARP shares which are described in the fund's Class AARP and S prospectus dated May 1, 2002. When placing purchase orders, investors must specify for which class of shares they are ordering.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Deutsche Investment Management Americas Inc. (the "Advisor") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of the Advisor and its investment advisory affiliates that invest at least $1 million in the fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans), unaffiliated banks and insurance companies purchasing for their own accounts, and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1,000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in the fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a fund; and (6) investment companies managed by the Advisor that invest primarily in other investment companies.

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Class I shares currently are available for purchase only from Scudder
Distributors, Inc. ("SDI"), principal underwriter for the fund, and in the case of category 4 above, selected dealers authorized by SDI.

The following information supplements the indicated sections of the prospectus.

Performance

The table shows how the performance figures for the fund's Class S shares compare with a broad-based market index (which, unlike the fund, has no fees or expenses). The performance of both the fund and the index vary over time. Class I shares do not have a full calendar year of performance, therefore their performance data is not provided. Class S shares are invested in the same portfolio. The annual returns for Class S shares differ only to the extent that the classes have different fees and expenses. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

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Average Annual Total Returns (%) as of 12/31/2001
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                                        1 Year         5 Years        10 Years
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Class S
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  (Return before Taxes)                  5.87            5.71           6.40
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Index (reflects no deductions for        8.44            7.43           7.23
fees, expenses or taxes)
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Index: Lehman Brothers Aggregate Bond Index, an unmanaged, market-weighted measure of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities.

Total returns for 1998 through 2001 would have been lower if operating expenses hadn't been reduced.

Total returns for 2000 would have been lower if fund losses hadn't been reimbursed.

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

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of Scudder Income Fund.

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Fee Table
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Shareholder Fees, paid directly from your investment
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Maximum Sales Charge (Load) Imposed On Purchases                        None
(% of offering price)
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Maximum Contingent Deferred Sales Charge (Load) (% of redemption        None
proceeds)
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Maximum Sales Charge (Load) Imposed on Reinvested                       None
Dividends/Distributions
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Redemption Fee                                                          None
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Exchange Fee                                                            None
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Annual Operating Expenses, deducted from fund assets
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Management Fee                                                          0.52%
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Distribution/Service (12b-1) Fee                                        None
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Other Expenses*                                                         0.16%
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Total Annual Fund Operating Expenses*                                   0.68%
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*  Restated to reflect maximum annual estimated costs. Through September 30,
   2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.10% for the Class I shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by this class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.90%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

   Through September 30, 2003, Other Expenses are estimated to be 0.10% (annualized) and Total Annual Operating Expenses are estimated to be 0.62% (annualized) for Class I shares. After September 30, 2003, Other Expenses and Total Annual Operating Expenses for Class I shares are estimated to be as shown in the table.

Example

Based on the costs above, this example helps you compare the expenses of the fund to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

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Fees and expenses if you sold shares after: 1 Year   3 Years   5 Years  10 Years
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Scudder Income Fund                           $69      $218      $379      $847
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

Financial Highlights

Because there are no Class I shares of Scudder Income Fund issued as of the date of this supplement, there is no financial data for these shares.

Special Features

Shareholders of the fund's Class I shares may exchange their shares for (i) shares of Scudder Money Funds -- Scudder Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates and (ii) Class I shares of any other mutual fund. Conversely, shareholders of Scudder Money Funds -- Scudder Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates may exchange their shares for Class I shares of any other mutual fund to the extent that the shares are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for the other classes of the fund.



February 21, 2003